SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Accruals for General and Professional Liability Risks
Risk-free discount rate (as a percent)	1.35%	2.71%
Segment reporting
Percentage of net operating revenues generated by general hospitals	96.70%	97.40%	97.70%
Number of reportable segments	1
Capitalized software costs
Goodwill and Other Intangible Assets
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	15